FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FAIR VALUE MEASUREMENT
Transfers of financial assets from level 1 to 2	$ 0
Transfers of financial assets from level 2 to 1	0
Transfers of financial assets into 3	0
Transfers of financial assets from 3	0
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Transfers of financial liabilities into 3	0
Transfers of financial liabilities from 3	0
Long term debt
FAIR VALUE MEASUREMENT
Total financial liabilities	1,499,400	$ 1,319,700
Fair value measurement at Recurring basis
FAIR VALUE MEASUREMENT
Total financial assets	152,015	100,859
Total financial liabilities		1,120
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities		1,120
Fair value measurement at Recurring basis | Trade receivables
FAIR VALUE MEASUREMENT
Total financial assets	12,000	8,185
Fair value measurement at Recurring basis | Availableforsale securities
FAIR VALUE MEASUREMENT
Total financial assets	122,775	92,310
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	17,240	364
Fair value measurement at Recurring basis | Level 1
FAIR VALUE MEASUREMENT
Total financial assets	110,664	86,736
Fair value measurement at Recurring basis | Level 1 | Availableforsale securities
FAIR VALUE MEASUREMENT
Total financial assets	110,664	86,736
Fair value measurement at Recurring basis | Level 2
FAIR VALUE MEASUREMENT
Total financial assets	41,351	14,123
Total financial liabilities		1,120
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities		1,120
Fair value measurement at Recurring basis | Level 2 | Trade receivables
FAIR VALUE MEASUREMENT
Total financial assets	12,000	8,185
Fair value measurement at Recurring basis | Level 2 | Availableforsale securities
FAIR VALUE MEASUREMENT
Total financial assets	12,111	5,574
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	$ 17,240	$ 364